BY EDGAR

November 20, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Cohen & Steers MLP & Energy Opportunity Fund, Inc. (Registration Nos. 333-189934 and 811-22867)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Cohen & Steers MLP & Energy Opportunity Fund, Inc. (the “Registrant”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR is Post-Effective Amendment No. 21 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 23 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (the “Amendment”), including (i) the Prospectus of the Registrant, (ii) the Statement of Additional Information (relating to each of the Registrant, Cohen & Steers Low Duration Preferred and Income Fund, Inc., Cohen & Steers Alternative Income Fund, Inc., Cohen & Steers Preferred Securities and Income SMA Shares, Inc., Cohen & Steers Global Realty Shares, Inc., Cohen & Steers Global Infrastructure Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers International Realty Fund, Inc., Cohen & Steers Preferred Securities and Income Fund, Inc., Cohen & Steers Real Assets Fund, Inc., Cohen & Steers Real Estate Securities Fund, Inc., and Cohen & Steers Realty Shares, Inc.); and (iii) other information, the signature page, and exhibits.

The disclosure in this filing differs materially from the disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) under the Securities Act on March 30, 2023 (Accession No. 0001193125-23-085667 (the “Prior Filing”)) insofar as it contains new or revised disclosure relating to the following: (i) changing the Registrant’s name; (ii) modifying the Registrant’s principal investment strategies; and (iii) modifying the Registrant’s principal risks. The Registrant’s name will be changed from “Cohen & Steers MLP & Energy Opportunity Fund, Inc.” to “Cohen & Steers Future of Energy Fund, Inc.” Among other, the following sections of the Registrant’s filing have been materially changed:

Statutory Prospectus

●	Summary Section – Principal Investment Strategies
●	Summary Section – Principal Risks of Investing in the Fund
●	Investment Objectives, Principal Investment Strategies and Related Risks – Principal Investment Strategies
●	Investment Objectives, Principal Investment Strategies and Related Risks – Principal Risks of Investing in the Fund
●	Additional Information – Tax Considerations

Statement of Additional Information

●	Investment Strategies and Policies
●	Management of the Funds

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It is intended that the Amendment become effective on or about April 1, 2024, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act. Please direct any comments or questions on the Amendment to the undersigned at (212) 796-9347.

Regards,

/s/ Dana A. DeVivo

Dana A. DeVivo

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